Leases	12 Months Ended
Jun. 30, 2023
Leases
Leases
9.	Leases

Operating leases as lessee

The Group entered into operating lease agreements primarily for offices. As of June 30, 2023, the Group’s operating leases had a weighted average remaining lease term of 3.39 years. As of the same dates, the Company’s operating leases had a weighted average discount rate of 4.45%.

The following tables shows operating lease right-of-use assets and lease liabilities, and the associated financial statement line items:

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Assets
Operating lease right-of-use assets, net	—	186,307	25,784

Liabilities
Operating lease liabilities, current	—	83,573	11,566
Operating lease liabilities, non-current	—	100,521	13,911

The components of lease expenses are as follows:

	For the year ended
	June 30, 2023
	RMB	US$
Operating lease expense
Amortization of right-of-use assets	76,696	11,047
Interest of lease liabilities	9,113	1,313
Short term lease expense	4,069	586
Total	89,878	12,946

Supplemental cash flow information related to leases for the years ended June 30, 2021, 2022 and 2023 are as follows:

	As of June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	—	—	77,887	11,218

Supplemental noncash information:	—	—
Effect on operating assets upon the adoption of ASU 2016-13 on July 1, 2022	—	—	204,296	29,425

Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	—	—	48,572	6,996

Transfer of prepayment of other liabilities to lease liabilities upon the adoption of ASU 2016-13 on July 1, 2022	—	—	10,135	1,460

Maturities of lease liabilities were as follows:

	As of June 30,
	2023	2023
	RMB	US$
Twelve months ending June 30,
2024	98,941	13,693
2025	51,671	7,151
2026	24,003	3,322
2027	16,954	2,346
2028	10,770	1,490
Thereafter	3,953	547
Total lease payments	206,292	28,549
Less: imputed interest	(22,198)	(3,072)
Total	184,094	25,477
10.